Related parties	12 Months Ended
Dec. 31, 2022
Sociedad Minera Cerro Verde S.A.A.
Disclosure of transactions between related parties [line items]
Related parties

4.     Related parties

Accounts receivable from related parties and accounts payable to related parties are made up as follows:

	December 31, 2022	December 31, 2021
	US$(000)	US$(000)

Accounts receivable from related parties
Parent Company
FMC (a)	555,150	551,595
Other related parties
Climax Molybdenum Marketing Corporation (b)	27,069	23,247
Sumitomo (c)	21,098	11,238
Embedded derivatives
Embedded derivatives (d)	91,011	12,793

Total accounts receivable from related parties	694,328	598,873

Classification by measurement
Accounts receivables from related parties (subject to provisional pricing)	509,660	558,581
Accounts receivables from related parties (not subject to provisional pricing)	93,657	27,499
Embedded derivatives (d)	91,011	12,793

	694,328	598,873

Accounts payable to related parties
Parent Company
FMC	324	269
Other related parties
Freeport-McMoRan Sales Company Inc.	2,687	2,666
Minera Freeport-McMoRan South America Ltda	163	491

Total accounts payable to related parties	3,174	3,426

(a)

Accounts receivable from FMC mainly correspond to sales of copper concentrate and copper cathode. The Company has a long-term agreement with FMC through which it has committed to sell between 70% and 80% of its annual copper concentrate production through December 31, 2021 and will continue in force until one of the parties communicates its intention to terminate with an advance written notice of at least 24 months. Terms of the contract are reviewed annually.

(b)

The Company has a long-term agreement with Climax Molybdenum Marketing Corporation (a wholly owned subsidiary of FMC) through which it has committed to sell 100% of its annual molybdenum concentrate production, at a price based on MWDO and under incoterm CIF from February 1, 2020, through January 31, 2022. A new agreement commenced on February 1, 2022, through January 31, 2023, and will continue in force until one of the parties communicates its intention to terminate.

(c)

The Company has a long-term agreement with Sumitomo through which it has committed to sell 21% of its annual copper concentrate production through December 31, 2021 and will continue in force until one of the parties communicates its intention to terminate with an advance written notice of at least 24 months. Terms of the contract are reviewed annually.

(d)	Reflects the embedded derivative adjustment associated with accounts receivable from related parties (see Note 2(d) and 21).

Short-term and long-term employee benefits are recognized as expenses during the period earned. Benefits received by key management personnel represent 0.29% of total revenues for the year 2022 (0.25% for year 2021 and 0.45% for year 2020). For the years 2022, 2021 and 2020, Freeport granted stock-based compensation to certain key management personnel (see Note 12(d)).

Terms and transactions with related parties -

Transactions with related parties are made at normal market prices. Outstanding balances are unsecured, interest free and settlement occurs in cash. There have been no guarantees provided or received for any accounts receivable from related parties. As of December 31, 2022, 2021 and 2020, the Company had not recorded any expected credit loss in accounts receivable from related parties because they are considered collectable.

The following is a summary of the transactions with related entities that affected results (not including copper and molybdenum sales described in Note 14) for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Revenues
Reimbursement of expenses	747	65	226
Supplies	2	—	768
	749	65	994

Expenses
Reimbursement of information technology services	22,023	16,941	15,900
Commissions	10,550	8,484	7,801
Management fee	2,540	2,352	2,159
Stock-based compensation (a)	2,502	2,894	2,259
Supplies	7	—	492
	37,622	30,671	28,611

(a)

As indicated in the table above, during 2022, 2021 and 2020 the expense for stock-based compensation amounted to US$2.5 million, US$2.9 million and US$2.3 million, respectively. The related payments / settlements totaled US$3.4 million, US$2.7 million and US$0.8 million respectively. This activity resulted in a net decrease of US$0.9 million in 2022, US$0.2 million in 2021 and US$1.5 million in 2020 in “Other capital contributions” in the statements of changes in shareholders’ equity.